DERIVATIVE LIABILITIES - WARRANTS (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Liabilities Warrants Disclosure [Abstract]
Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2012		Fiscal Year 2011
	Warrant Shares	Weighted Average Exercise Price	Warrant Shares	Weighted Average Exercise Price
Balance at beginning of year	155,325,048	$0.15	125,299,740	$0.25

Warrants issued	4,000,000	$0.06	40,000,000	$0.06

Warrant Adjustments	3,379,551	—	—	—

Warrant exercises, forfeited or expired	1,225,620	$3.00	9,974,692	$0.69

Ending Balance	161,478,979	$0.09	155,325,048	$0.15

Schedule Of Warrants Valuation Assumptions [Table Text Block]

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model, a level3fair value hierarchy using the following assumptions:

	March 31 2012	March 31 2011
Risk-Free interest rate	.05% -1.3%	.09% -2.9%
Expected volatility	57% -181%	138% -194%
Expected life (in years)	0.1–6.1	0.3–7.0
Expected dividend yield	—	—
Number of warrants	161,478,979	155,325,048

Fair value – Warrant Derivative Liability	$11,987,222	$10,543,145

Change in warrant derivative liability for the twelve months ended	$1,444,075	$1,297,998

Schedule Of Warrants Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]

The following table summarizes, as of March31,2012, the warrant activity subject to Level3inputs which are measured on a recurring basis:

Fair value measurements of warrants using significant unobservable inputs
(Level 3)
	Fiscal 2012	Fiscal 2011
Balance at March31,2011	$10,543,145	$8,499,423
Warrants Issued	815,761	2,951,297
Warrants Exercised	—	—
Change in fair value of warrant liability	628,316	(907,575)
Balance at March31,2012	$11,987,222	$10,543,145